Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	¥ 6,136	¥ 8,160	¥ 9,219
Interest expense	564	783	1,089
Expense relating to short-term leases (included in cost of revenues and operating expenses)	19,826	16,732	9,739
Office Building [Member]
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	4,870	5,532	4,386
Interest expense	427	678
Charging stations [Member]
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	1,266	2,628	¥ 4,833
Interest expense	¥ 137	¥ 105